Business Segments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Colorado [Member]	Dec. 31, 2011 Discovery [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Jul. 31, 2007 East Texas System [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage			40.00%
Ownership interest percentage		75.00%		49.90%	50.10%	25.10%	25.00%
Number of owned and operated rail terminals	6
Number of owned marine import terminals	1
Number of leased marine terminals	1
Number of pipeline and several open access pipeline terminals	1